DEBT (Tables)	12 Months Ended
Dec. 31, 2019
DEBT
Schedule of debt

($ thousands)	December 31, 2019	December 31, 2018
Current:
Senior notes	$105,998	$60,001
Long-term:
Bank credit facility	$—	$—
Senior notes	500,635	636,849
Total debt	$606,633	$696,850

				Original	Remaining	CDN$ Carrying
			Coupon	Principal	Principal	Value
Issue Date	Interest Payment Dates	Principal Repayment	Rate	($ thousands)	($ thousands)	($ thousands)
September 3, 2014	March 3 and Sept 3	5 equal annual installments beginning September 3, 2022	3.79%	US$200,000	US$105,000	$136,395
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2022	4.40%	US$20,000	US$20,000	25,980
May 15, 2012	May 15 and Nov 15	5 equal annual installments beginning May 15, 2020	4.40%	US$355,000	US$298,000	387,102
June 18, 2009	June 18 and Dec 18	2 equal annual installments on June 18, 2020 and 2021	7.97%	US$225,000	US$44,000	57,156
				Total carrying value		$606,633